DISCONTINUED OPERATIONS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues	$ 329,119	$ 947,732	$ 14,911,808
Costs of revenue	(338,110)	(2,698,808)	(13,199,592)
Gross profit (loss)	(8,991)	(1,751,076)	1,712,216
Service incomes	3,244	208,303	317,600
Service expenses	(5,497)	(198,745)	(16,342)
General and administrative expenses	(76,024)	(866,260)	(1,480,063)
Provision for doubtful accounts	0	(618,290)	(22,001,332)
Impairment loss for property and equipment	0	0	(1,978,711)
Impairment loss for intangible assets	(18,447)	0	(1,579,495)
Selling expenses	(63,089)	(456,852)	(977,294)
Operating loss	(168,804)	(3,682,920)	(26,003,421)
Loss before provision for income tax	(167,730)	(3,663,465)	(26,003,708)
Provision for income tax expense	(844)	0	0
Net loss from discontinued operations	$ (168,574)	$ (3,663,465)	$ (26,003,708)